Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Stock Options - Number/Weighted Average Exercise Price
	Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2017	9,364,433	$3.47
Granted	520,000	2.92
Exercised	(251,335)	3.89
Forfeited or expired	(2,478,198)	3.76
Outstanding, June 30, 2018	7,154,900	$3.32

Earnings Per Share
Three months ended June 30,			Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net loss attributable to Nevsun shareholders	$(9,367)	$(57,863)	$(13,869)	$(69,437)
Effect of dilutive securities	-	-	-	-
Diluted net loss attributable to Nevsun shareholders	$(9,367)	$(57,863)	$(13,869)	$(69,437)
Weighted average number of common shares outstanding for the purpose of basic loss per share (000s)	302,377	301,959	302,339	301,959
Dilutive options and stock appreciation rights	-	-	-	-
Weighted average number of common shares outstanding for the purpose of diluted loss per share (000s)	302,377	301,959	302,339	301,959
Loss per share
Basic	$(0.03)	$(0.19)	$(0.05)	$(0.23)
Diluted	(0.03)	(0.19)	(0.05)	(0.23)